Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Insight Portfolio
Insight Portfolio (collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The Board of Directors of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of each Portfolio from 4.75% to 5.25%; (ii) a decrease in the minimum initial investment amount for Class H shares of each Portfolio from $25,000 to $1,000; and (iii) renaming the Class H shares of each Portfolio as "Class A shares." As a result, the following changes to the Prospectus are effective September 9, 2013:

The reference to Class H in the "Share Class and Ticker Symbol" table on the cover page of the Prospectus is hereby replaced with Class A.

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class A Shares."

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class A Shares."

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class A shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of portfolios of the Morgan Stanley Institutional Fund, Inc. (the "Fund") or portfolios of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more. More information about these and other discounts is available from your authorized financial intermediary and in the "Shareholder Information—How To Purchase Class A Shares" section on page 20 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class A†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

All references to Class H shares in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses" are hereby changed to Class A shares.

With respect to the Global Insight Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class A (commenced operations on 12/28/11)†
Return before Taxes	21.29%	22.01%

†  Effective September 9, 2013, Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

With respect to the Insight Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class A (commenced operations on 12/28/11)†
Return before Taxes	20.50%	21.11%

†  Effective September 9, 2013, Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolio. The minimum initial investment may be waived for certain investments. For more information, please refer to the "Shareholder Information—Minimum Investment Amounts" section beginning on page 18 of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your authorized financial intermediary. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Shares—Class I and Class L Shares" sections beginning on pages 19 and 22, respectively, of this Prospectus.

Class A shares of the Portfolio may be purchased or sold by contacting your authorized financial intermediary. For more information, please refer to the "Shareholder Information—How To Purchase Class A Shares" and "—How To Redeem Shares—Class A Shares" sections beginning on pages 20 and 22, respectively, of this Prospectus.

All references to Class H shares in the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" are hereby replaced with Class A shares.

The first sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolios.

The penultimate sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I, Class A or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable.

The reference to Class H shares in the section of the Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" is hereby replaced with Class A shares.

All references to Class H shares in the section of the Prospectus entitled "Shareholder Information—Pricing of Portfolio Shares" are hereby replaced with Class A shares.

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class A Shares" is hereby deleted and replaced with the following:

Class A shares of a Portfolio may be purchased by contacting your authorized Financial Intermediary who will assist you with the procedures to invest in Class A shares. Your Financial Intermediary, including Morgan Stanley Wealth Management, may charge transaction-based or other fees in connection with the purchase or sale of Class A shares. Please consult your Financial Intermediary for more information regarding any such fees.

Class A shares are subject to a sales charge equal to a maximum of 5.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $25,000 and over.

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class A shares of a Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class A shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies whose shares are distributed by the Distributor.

•  Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

•  The reinvestment of dividends from Class A shares of a Portfolio in additional Class A shares of the same Portfolio.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio for any Related Account in a single transaction with purchases of Class A shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of a Portfolio purchased in a single transaction, together with the NAV of all Class A shares of portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust held in Related Accounts, amounts to $25,000 or more.

Notification

You must notify your Financial Intermediary at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your Financial Intermediary or the Fund's transfer agent, Boston Financial Data Services, Inc., does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Financial Intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all Related Accounts described above at your Financial Intermediary, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class A shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class A shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own that you acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Boston Financial Data Services, Inc. and your Financial Intermediary may not maintain this information. You can obtain a Letter of Intent by contacting your Financial Intermediary. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class A shares for your account at any time by contacting your Financial Intermediary.

The reference to Class H shares in the section of the Prospectus entitled "Shareholder Information—General" is hereby changed to Class A shares.

All references to Class H shares in the newly entitled section of the Prospectus entitled "Shareholder Information—How to Redeem Shares—Class A Shares" are hereby replaced with Class A shares.

All references to Class H shares in the sections of the Prospectus entitled "Shareholder Information—How to Redeem Shares—Redemption Proceeds," "Shareholder Information—Exchange Privilege," "—Frequent Purchases and Redemptions of Shares" and "Financial Highlights" are hereby replaced with Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Global Insight Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	1.00%	1.00%	1.00%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	15.10%	15.10%	15.10%
Total Annual Portfolio Operating Expenses*	16.10%	16.35%	16.85%
Fee Waiver and/or Expense Reimbursement*	14.75%	14.65%	14.65%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.35%	1.70%	2.20%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$428	$739	$1,624
Class A†	$689	$1,033	$1,400	$2,428
Class L	$223	$688	$1,180	$2,534

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class H shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I, 1.70% for Class A and 2.20% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Insight Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	10.81%	10.81%	10.81%
Total Annual Portfolio Operating Expenses*	11.61%	11.86%	12.36%
Fee Waiver and/or Expense Reimbursement*	10.56%	10.46%	10.46%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.40%	1.90%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class A†	$660	$945	$1,251	$2,117
Class L	$193	$597	$1,026	$2,222

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class H shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A and 1.90% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Insight Portfolio	1.35%	1.70%	2.20%
Insight Portfolio	1.05%	1.40%	1.90%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFIGLBINSGHTSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Frontier Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Active International Allocation Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.65%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.33%	0.33%	0.33%
Total Annual Portfolio Operating Expenses*	0.98%	1.23%	1.73%
Fee Waiver and/or Expense Reimbursement*	0.08%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.90%	1.23%	1.73%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$287	$498	$1,108
Class A†	$644	$895	$1,165	$1,935
Class L	$176	$545	$939	$2,041

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed

0.90% for Class I, 1.25% for Class A and 1.75% for Class L. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the applicable Reorganization (defined herein) or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Asian Equity Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.95%	0.95%	0.95%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	4.84%	4.84%	4.84%
Total Annual Portfolio Operating Expenses*	5.79%	6.04%	6.54%
Fee Waiver and/or Expense Reimbursement*	4.34%	4.24%	4.24%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.45%	1.80%	2.30%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$148	$459	$792	$1,735
Class A†	$698	$1,062	$1,449	$2,530
Class L	$233	$718	$1,230	$2,636

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.45% for Class I, 1.80% for Class A and 2.30% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Emerging Markets Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	1.21%	1.21%	1.21%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.28%	0.28%	0.28%
Total Annual Portfolio Operating Expenses*	1.49%	1.74%	2.24%
Fee Waiver and/or Expense Reimbursement*	0.24%	0.14%	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%	1.60%	2.10%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$127	$397	$686	$1,511
Class A†	$679	$1,003	$1,350	$2,325
Class L	$213	$658	$1,129	$2,431

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I, 1.60% for Class A and 2.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Frontier Emerging Markets Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	1.25%	1.25%	1.25%
Distribution and/or Shareholder Service (12b-1)Fee	None	0.25%	0.75%
Other Expenses‡	2.06%	2.06%	2.06%
Total Annual Portfolio Operating Expenses*	3.31%	3.56%	4.06%
Fee Waiver and/or Expense Reimbursement*	1.46%	1.36%	1.36%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.85%	2.20%	2.70%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$188	$582	$1,001	$2,169
Class A†	$736	$1,177	$1,643	$2,926
Class L	$273	$838	$1,430	$3,032

The footnotes following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I, 2.20% for Class A and 2.70% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the International Equity Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Portfolio Operating Expenses*	0.97%	1.22%	1.72%
Fee Waiver and/or Expense Reimbursement*	0.02%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%	1.22%	1.72%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$303	$525	$1,166
Class A†	$643	$892	$1,160	$1,925
Class L	$175	$542	$933	$2,030

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I, 1.30% for Class A and 1.80% for Class L. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the applicable Reorganization (defined herein) or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the International Small Cap Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.95%	0.95%	0.95%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Portfolio Operating Expenses*	1.27%	1.52%	2.02%
Fee Waiver and/or Expense Reimbursement*	0.12%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.50%	2.00%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$365	$633	$1,398
Class A†	$670	$974	$1,300	$2,222
Class L	$203	$627	$1,078	$2,327

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I, 1.50% for Class A and 2.00% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Select Global Infrastructure Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.85%	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1)Fee	None	0.25%	0.75%
Other Expenses	1.54%	1.54%	1.54%
Total Annual Portfolio Operating Expenses*	2.39%	2.64%	3.14%
Fee Waiver and/or Expense Reimbursement*	1.24%	1.14%	1.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.50%	2.00%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$365	$633	$1,398
Class A†	$670	$974	$1,300	$2,222
Class L	$203	$627	$1,078	$2,327

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I, 1.50% for Class A and 2.00% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Active International Allocation Portfolio	0.90%	1.25%	1.75%
Asian Equity Portfolio	1.45%	1.80%	2.30%
Emerging Markets Portfolio	1.25%	1.60%	2.10%
Frontier Emerging Markets Portfolio	1.85%	2.20%	2.70%
Global Franchise Portfolio	1.00%	1.35%	1.85%
International Equity Portfolio	0.95%	1.30%	1.80%
International Small Cap Portfolio	1.15%	1.50%	2.00%
Select Global Infrastructure	1.15%	1.50%	2.00%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  MSIGLINSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Advantage Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	1.59%	1.59%	1.59%
Total Annual Portfolio Operating Expenses*	2.34%	2.59%	3.09%
Fee Waiver and/or Expense Reimbursement*	1.29%	1.19%	1.90%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.40%	1.19%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class A†	$660	$945	$1,251	$2,117
Class L	$121	$378	$654	$1,443

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A and 1.19% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

With respect to the Global Advantage Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	6.38%	6.38%	6.38%
Total Annual Portfolio Operating Expenses*	7.28%	7.53%	8.03%
Fee Waiver and/or Expense Reimbursement*	5.98%	5.88%	5.88%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.30%	1.65%	2.15%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$132	$412	$713	$1,568
Class A†	$684	$1,018	$1,375	$2,377
Class L	$218	$673	$1,154	$2,483

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I, 1.65% for Class A and 2.15% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the International Advantage Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	7.99%	7.99%	7.99%
Total Annual Portfolio Operating Expenses*	8.89%	9.14%	9.64%
Fee Waiver and/or Expense Reimbursement*	7.64%	7.54%	7.54%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%	1.60%	2.10%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$127	$397	$686	$1,511
Class A†	$679	$1,003	$1,350	$2,325
Class L	$213	$658	$1,129	$2,431

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I, 1.60% for Class A and 2.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Advantage Portfolio	1.05%	1.40%	1.19%
Global Advantage Portfolio	1.30%	1.65%	2.15%
International Advantage Portfolio	1.25%	1.60%	2.10%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFTEQ2SPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Global Discovery Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	3.43%	3.43%	3.43%
Total Annual Portfolio Operating Expenses*	4.33%	4.58%	5.08%
Fee Waiver and/or Expense Reimbursement*	2.98%	2.88%	2.88%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.35%	1.70%	2.20%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$428	$739	$1,624
Class A†	$689	$1,033	$1,400	$2,428
Class L	$223	$688	$1,180	$2,534

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I, 1.70% for Class A and 2.20% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Small Company Growth Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses*	1.12%	1.37%	1.87%
Fee Waiver and/or Expense Reimbursement*	0.07%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.37%	1.87%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class A†	$657	$936	$1,236	$2,085
Class L	$190	$588	$1,011	$2,190

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A and 1.90% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Discovery Portfolio	1.35%	1.70%	2.20%
Growth Portfolio	0.80%	1.15%	1.65%
Small Company Growth Portfolio	1.05%	1.40%	1.90%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  MSIEQUSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

Effective September 16, 2013, the following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Real Estate Portfolio	1.05%	1.40%	1.90%
U.S. Real Estate Portfolio	1.00%	1.35%	1.85%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  GLREUSRESPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

Effective August 16, 2013, the Opportunity Portfolio will recommence offering Class P shares.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Global Opportunity Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	1.67%	1.67%	1.67%
Total Annual Portfolio Operating Expenses*	2.57%	2.82%	3.32%
Fee Waiver and/or Expense Reimbursement*	1.32%	1.22%	1.67%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%	1.60%	1.65%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$127	$397	$686	$1,511
Class A†	$679	$1,003	$1,350	$2,325
Class L	$168	$520	$897	$1,955

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I, 1.60% for Class A and 1.65% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

With respect to the International Opportunity Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	2.97%	2.97%	2.97%
Total Annual Portfolio Operating Expenses*	3.87%	4.12%	4.62%
Fee Waiver and/or Expense Reimbursement*	2.72%	2.62%	2.62%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.50%	2.00%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$365	$633	$1,398
Class A†	$670	$974	$1,300	$2,222
Class L	$203	$627	$1,078	$2,327

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I, 1.50% for Class A and 2.00% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Opportunity Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.41%	0.41%	0.41%
Total Annual Portfolio Operating Expenses*	0.91%	1.16%	1.66%
Fee Waiver and/or Expense Reimbursement*	0.03%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.88%	1.16%	1.66%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$90	$281	$488	$1,084
Class A†	$637	$874	$1,130	$1,860
Class L	$169	$523	$902	$1,965

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.88% for Class I, 1.23% for Class A and 1.73% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the table showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Global Opportunity Portfolio	1.25%	1.60%	1.65%
International Opportunity Portfolio	1.15%	1.50%	2.00%
Opportunity Portfolio	0.88%	1.23%	1.73%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFOPTYSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Emerging Markets Domestic Debt Portfolio
Emerging Markets External Debt Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At Joint Special Meetings of Shareholders, Class H shareholders of each Portfolio approved a Plan of Reclassification for each such Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of a Portfolio will own Class P shares of such Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming each Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolios in the Prospectus are hereby deleted and all references to Class P shares of the Portfolios in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Emerging Markets Domestic Debt Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%‡
Other Expenses	0.43%	0.43%	0.43%
Total Annual Portfolio Operating Expenses*	1.18%	1.43%	1.68%
Fee Waiver and/or Expense Reimbursement*	0.33%	0.23%	0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.85%	1.20%	1.45%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Class A†	$542	$790	$1,057	$1,818
Class L	$148	$459	$792	$1,735

The footnotes following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such

Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A and 1.45% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Emerging Markets External Debt Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%‡
Other Expenses	1.27%	1.27%	1.27%
Total Annual Portfolio Operating Expenses*	2.02%	2.27%	2.52%
Fee Waiver and/or Expense Reimbursement*	1.17%	1.07%	1.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.85%	1.20%	1.45%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Class A†	$542	$790	$1,057	$1,818
Class L	$148	$459	$792	$1,735

The footnotes following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A and 1.45% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following replaces the table and related footnote showing the fee waivers and/or expense reimbursements applicable to the shares of the Portfolios under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Emerging Markets Domestic Debt Portfolio	0.85%	1.20%	1.45%
Emerging Markets External Debt Portfolio	0.85%	1.20%	1.45%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  MSIFISPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Total Emerging Markets Portfolio
(the "Portfolio")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At a Joint Special Meeting of Shareholders, Class H shareholders of the Portfolio approved a Plan of Reclassification for the Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of the Portfolio will own Class P shares of the Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming the Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolio in the Prospectus are hereby deleted and all references to Class P shares of the Portfolio in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.20%	0.20%	0.20%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Acquired Fund Fees and Expenses‡	1.05%	1.05%	1.05%
Other Expenses	10.72%	10.72%	10.72%
Total Annual Portfolio Operating Expenses*	11.97%	12.22%	12.72%
Fee Waiver and/or Expense Reimbursement*	10.62%	10.52%	10.52%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.35%	1.70%	2.20%

The following table replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$428	$739	$1,624
Class A†	$689	$1,033	$1,400	$2,428
Class L	$223	$688	$1,180	$2,534

The footnotes following the section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  The Portfolio will purchase shares of the Underlying Funds (defined herein). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Underlying Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2012. Actual Acquired Fund fees and expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Underlying Funds and with other events that directly affect the fees and expenses of the Underlying Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I, 1.70% for Class A and 2.20% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements.

The second paragraph under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.35% for Class I, 1.70% for Class A and 2.30% for Class L. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolio, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Portfolio will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFITEMSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Multi-Asset Portfolio
(the "Portfolio")

The section of the Prospectus entitled "Portfolio Summary—Objective" is hereby deleted and replaced with the following:

The Multi-Asset Portfolio seeks total return. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk.

The section of the Prospectus entitled "Portfolio Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Adviser seeks to achieve the Portfolio's investment objective by emphasizing positive absolute return while actively controlling downside portfolio risk. To implement this approach, the Adviser will take long and short positions in a range of equity and equity related securities of any market capitalization, bonds, currencies and commodities. The Adviser may implement these positions either directly by purchasing securities or (specifically in the case of short positions) through the use of derivatives.

The Adviser's top-down investment approach focuses on asset class, sector, region, country and currency selection as opposed to individual security selection. The Portfolio's allocations are the result of directional views of the markets or individual asset classes taken by the Adviser based on the results of its fundamental and quantitative research. The Portfolio's investments may be U.S. and non-U.S. dollar denominated.

The Portfolio may invest in real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies"). In addition, the Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated considered by the Adviser to be an appropriate investment for the Portfolio.

The Portfolio may invest in asset-backed securities. The Portfolio may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks. The Portfolio may also invest in other investment companies, including exchange-traded funds ("ETFs").

The Portfolio will use derivative instruments for a variety of purposes, including as part of its investment strategies, hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments (including commodity-linked notes) and other related instruments and techniques. The Portfolio may also invest in currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. At times, the Portfolio may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The following replaces the section of the Prospectus entitled "Portfolio Summary—Principal Risks—Derivatives:"

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Portfolio's securities are not denominated.

The first sentence of the section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Multi-Asset team (formerly known as the Global Asset Allocation team).

The section of the Prospectus entitled "Details of the Portfolio—Objective" is hereby deleted and replaced with the following:

The Multi-Asset Portfolio seeks total return. The Adviser seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

The section of the Prospectus entitled "Details of the Portfolio—Approach" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Portfolio's investment objective by emphasizing positive absolute return while actively controlling downside portfolio risk. To implement this approach, the Adviser will take long and short positions in a range of equity and equity related securities of any market capitalization, bonds, currencies and commodities. The Adviser may implement these positions either directly by purchasing securities or (specifically in the case of short positions) through the use of derivatives.

The section of the Prospectus entitled "Details of the Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser's top-down investment approach focuses on asset class, sector, region, country and currency selection as opposed to individual security selection. The Portfolio's allocations are the result of directional views of the markets or individual asset classes taken by the Adviser based on the results of its fundamental and quantitative research. Investment decisions are made without regard to any particular allocation as to geographic location, sector, credit rating, maturity, currency denomination or market capitalization. The Portfolio's investments may be U.S. and non-U.S. dollar denominated. In determining whether to exit a position or sell a security, the Adviser considers a number of factors, including changes in capital appreciation or income potential, or the overall assessment of asset class, sector, region, country and currency selection shifts.

The Portfolio may invest in REITs and foreign real estate companies. In addition, the Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's or below BBB by S&P, or if unrated considered by the Adviser to be an appropriate investment for the Portfolio.

The Portfolio may invest in asset-backed securities. The Portfolio may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks. The Portfolio may also invest in other investment companies, including ETFs.

The Portfolio will use derivative instruments for a variety of purposes, including as part of its investment strategies, hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments (including commodity-linked notes) and other related instruments and techniques. The Portfolio may also invest in currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. At times, the Portfolio may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The fifteenth paragraph under the section of the Prospectus entitled "Details of the Portfolio—Principal Risks" is hereby deleted and replaced with the following:

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Portfolio's securities are not denominated.

The following is hereby added as the last paragraph under the section of the Prospectus entitled "Additional Information about the Portfolio's Investment Strategies and Related Risks—Derivatives:"

Currency Derivatives. Investments in currency derivatives may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. In addition, investments in currency derivatives, to the extent that they reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates. The Portfolio is not required to hedge any portfolio holding with the use of currency derivatives. Accordingly, Portfolio shareholders would bear the risk of currency fluctuations with respect to unhedged portfolio positions.

Foreign currency derivatives may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency derivatives may involve the Portfolio agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Portfolio would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Portfolio has contracted to receive in the exchange. The Adviser's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Foreign currency forward exchange contracts and currency futures and options contracts may be used for non-hedging purposes in seeking to meet the Portfolio's investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio's investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio's holdings, further increases the Portfolio's exposure to foreign securities losses. There is no assurance that the Adviser's use of currency derivatives will benefit the Portfolio or that they will be, or can be, used at appropriate times.

The following is hereby added after the section of the Prospectus entitled "Additional Information about the Portfolio's Investment Strategies and Related Risks—Derivatives:"

Commodities. The Portfolio may invest in instruments linked to the prices of physical commodities, including commodity-linked notes. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and the Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. Commodity futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit.

The first sentence of the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Multi-Asset team (formerly known as the Global Asset Allocation team).

***

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

At a Joint Special Meeting of Shareholders, Class H shareholders of the Portfolio approved a Plan of Reclassification for the Portfolio pursuant to which Class H shares will be reclassified as Class P shares and the corresponding Articles of Amendment to the Fund's Articles of Amendment and Restatement. Upon the reclassification, each Class H shareholder of the Portfolio will own Class P shares of the Portfolio having an aggregate value equal to the aggregate value of Class H shares of the Portfolio held by that shareholder as of the close of business of the day of the reclassification. It is expected that the closing date of the reclassification whereby the Plan of Reclassification will take effect will be September 9, 2013. In addition, the Board of Directors of the Fund has approved renaming the Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class H shares of the Portfolio in the Prospectus are hereby deleted and all references to Class P shares of the Portfolio in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.85%	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1)Fee	None	0.25%	0.75%
Acquired Fund Fees and Expenses‡	0.01%	0.01%	0.01%
Other Expenses	1.56%	1.56%	1.56%
Total Annual Portfolio Operating Expenses*	2.42%	2.67%	3.17%
Fee Waiver and/or Expense Reimbursement*	1.31%	1.21%	1.21%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.11%	1.46%	1.96%

The following table replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$113	$353	$612	$1,352
Class A†	$666	$962	$1,281	$2,180
Class L	$199	$615	$1,057	$2,285

The footnotes following the section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

‡  The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2012. Actual Acquired Fund Fees and Expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

*  The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.95% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The second paragraph under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.10% for Class I, 1.45% for Class A and 1.95% for Class L. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolio, if any, the Adviser excludes from total annual operating expenses Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Portfolio will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFIMULASSTSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

International Real Estate Portfolio
(the "Portfolio")

Effective August 16, 2013, the Portfolio will suspend the continuous offering of its Class H shares, and thus no further purchases of Class H shares of the Portfolio may be made by investors.

***

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The Board of Directors of the Fund has approved renaming the Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class P shares of the Portfolio in the Prospectus are hereby changed to Class A shares.

***

The following changes to the Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class H	Class L
Advisory Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses	0.32%	0.32%	0.32%	0.32%
Total Annual Portfolio Operating Expenses*	1.12%	1.37%	1.37%	1.87%
Fee Waiver and/or Expense Reimbursement*	0.12%	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.35%	1.35%	1.85%

The following table replaces the "Example" table in the Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class A†	$655	$930	$1,226	$2,064
Class H	$606	$882	$1,179	$2,022
Class L	$188	$582	$1,001	$2,169

The footnote following the Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.35% for Class H shares and 1.85% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the information with respect to the Portfolio in the table showing the fee waivers and/or expense reimbursements applicable to the shares of Portfolio under the section of the Prospectus entitled "Shareholder Information—Fund Management—Advisory Fees:"

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
International Real Estate Portfolio	1.00%	1.35%	1.35%	1.85%

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

Please retain this supplement for future reference.

  MSIREUISPT-0813

Statement of Additional Information Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statement of Additional Information dated April 30, 2013

The Board of Directors of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of each of the Global Insight and Insight Portfolios from 4.75% to 5.25%; and (ii) the renaming of Class H shares of each of the Global Insight and Insight Portfolios as "Class A shares." In addition, with respect to each Portfolio of the Fund (other than Global Insight and Insight Portfolios which do not offer Class P shares), the Board of Directors of the Fund has approved renaming each such Portfolio's Class P shares as "Class A shares." As a result, the following changes to the Statement of Additional Information ("SAI") are effective September 9, 2013:

With respect to each Portfolio of the Fund (other than Global Insight, Insight and International Real Estate Portfolios), all references in the SAI to Class H shares are hereby removed in their entirety.

With respect to each Portfolio of the Fund, all references to Class P shares in the SAI are hereby changed to Class A shares.

All references to Class H shares of each of the Global Insight and Insight Portfolios in the SAI are hereby changed to Class A shares.

The following table replaces the information with respect to the Class H shares only of each of the Global Insight and Insight Portfolios in the table showing the average annual compounded rates of return, inclusive of a maximum sales charge, of certain portfolios under the section of the SAI entitled "Performance Information:"

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Global Insight Class A‡	12/28/11	21.29%	N/A	N/A	22.01%
Insight Class A‡	12/28/11	20.50%	N/A	N/A	21.11%

‡  Effective September 9, 2013, Class H shares of the Global Insight and Insight Portfolios are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

The following changes to the SAI are effective September 16, 2013:

The information in the table under the section of the SAI entitled "Investment Advisory and Other Services—Adviser," which shows the contractual advisory fee and the maximum expense ratios with respect to each Portfolio, is hereby deleted and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Active International Allocation	0.65% of the portion of the daily net assets not exceeding $1 billion; 0.60% of the portion of the daily net assets exceeding $1 billion.	0.90%	1.25%	N/A	1.75%

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Advantage	0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.	1.05%	1.40%	N/A	1.19%
Asian Equity	0.95% of the portion of the daily net assets not exceeding $1 billion; and 0.90% of the daily net assets exceeding $1 billion.	1.45%	1.80%	N/A	2.30%
Emerging Markets	1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; 1.00% of the daily net assets exceeding $2.5 billion.	1.25%	1.60%	N/A	2.10%
Emerging Markets Domestic Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.65% of the portion of the daily net assets exceeding $1 billion.	0.85%	1.20%	N/A	1.45%
Emerging Markets External Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	0.85%	1.20%	N/A	1.45%
Frontier Emerging Markets	1.25% of average daily net assets.	1.85%	2.20%	N/A	2.70%
Global Advantage	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.30%	1.65%	N/A	2.15%
Global Discovery	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.35%	1.70%	N/A	2.20%
Global Franchise	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.35%	N/A	1.85%

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Global Insight	1.00% of the portion of the daily net assets not exceeding $1 billion; 0.95% of the portion of the daily net assets exceeding $1 billion.	1.35%	1.70%	N/A	2.20%
Global Opportunity	0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.25%	1.60%	N/A	1.65%
Global Real Estate	0.85% of the portion of the daily net assets not exceeding $2.5 billion; and 0.80% of the portion of the daily net assets exceeding $2.5 billion.	1.05%	1.40%	N/A	1.90%
Growth	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.35% of the portion of the daily net assets exceeding $3 billion.	0.80%	1.15%	N/A	1.65%
Insight	0.80% of the portion of the daily net assets not exceeding $750 million; 0.75% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; 0.70% of the portion of the daily net assets exceeding $1.5 billion.	1.05%	1.40%	N/A	1.90%
International Advantage	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.25%	1.60%	N/A	2.10%
International Equity	0.80% of the portion of the daily net assets not exceeding $10 billion; 0.75% of the portion of the daily net assets exceeding $10 billion.	0.95%	1.30%	N/A	1.80%
International Opportunity	0.90% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion.	1.15%	1.50%	N/A	2.00%
International Real Estate	0.80% of daily net assets.	1.00%	1.35%	1.35%	1.85%
International Small Cap	0.95% of the portion of the daily net assets not exceeding $1.5 billion; 0.90% of the portion of the daily net assets exceeding $1.5 billion.	1.15%	1.50%	N/A	2.00%

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class H	Expense Cap Class L
Multi-Asset	0.85% of the portion of the daily net assets not exceeding $750 million; 0.80% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.75% of the portion of the daily net assets exceeding $1.5 billion.	1.10%	1.45%	N/A	1.95%
Opportunity	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion.	0.88%	1.23%	N/A	1.73%
Select Global Infrastructure	0.85% of daily net assets.	1.15%	1.50%	N/A	2.00%
Small Company Growth	0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.05%	1.40%	N/A	1.90%
Total Emerging Markets	0.20% of average daily net assets.	1.35%	1.70%	N/A	2.20%
U.S. Real Estate	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.35%	N/A	1.85%

†  Effective September 9, 2013, Class P shares of each Portfolio and Class H shares of each of the Global Insight and Insight Portfolios were renamed Class A shares.

Please retain this supplement for future reference.